Noncontrolling Interests Subject To Put Provisions (Tables)	9 Months Ended
Sep. 30, 2016
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions
	September 30,2016	December 31, 2015

Beginning balance as of January 1,	$1.023.755	$824.658
Contributions to noncontrolling interests	(133.511)	(164.830)
Purchase/ sale of noncontrolling interests	50.699	7.915
Contributions from noncontrolling interests	30.298	16.749
Expiration of put provisions and other reclassifications	(3.917)	5.206
Changes in fair value of noncontrolling interests	115.325	178.003
Net income	133.267	159.127
Other comprehensive income (loss)	885	(3.073)
Ending balance as of September 30, 2016 and December 31, 2015	$1.216.801	$1.023.755